CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,978,696	$ 278,694	¥ 1,703,626
Restricted cash	210,000	29,578
Short-term investments (including the fair value measured investments of RMB282,230 and RMB310,547 as of December 31, 2022 and 2023, respectively)	410,547	57,824	782,230
Amount due from related parties, net (net of allowance for credit losses of RMB141 and RMB390 as of December 31, 2022 and 2023, respectively)	89,592	12,619	115,501
Inventories	1,017,155	143,263	433,467
Funds receivable from third party payment service providers	253,107	35,649	316,277
Prepayments and other receivables, net (net of allowance for credit losses of RMB2,358 and RMB16,054 as of December 31, 2022 and 2023, respectively)	567,622	79,948	539,077
Total current assets	4,526,719	637,575	3,890,178
Non-current assets:
Amount due from related parties, net, non-current			180,000
Long-term investments (including the fair value measured investments of RMB15,780 and RMB12,310 as of December 31, 2022 and 2023, respectively)	467,095	65,789	219,583
Property and equipment, net	148,223	20,877	118,600
Intangible assets, net	270,631	38,118	544,650
Other non-current assets	80,411	11,326	95,744
Total Non-current assets	966,360	136,110	1,158,577
TOTAL ASSETS	5,493,079	773,685	5,048,755
Current liabilities:
Short-term borrowings	349,931	49,287	123,983
Accounts payable	532,293	74,972	73,335
Contract liabilities	119,715	16,862	195,369
Accrued expenses and other current liabilities	465,123	65,511	449,489
Accrued payroll and welfare	146,371	20,616	132,468
Amount due to related parties	78,032	10,991	47,604
Total current liabilities	1,691,465	238,239	1,022,248
Non-current liabilities:
Operating lease liabilities, non-current	22,495	3,168	33,523
Deferred tax liabilities	67,658	9,529	111,312
Total non-current liabilities	90,153	12,697	144,835
TOTAL LIABILITIES	1,781,618	250,936	1,167,083
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,268,487	1,868,827	13,131,263
Treasury shares (US$0.001 par value, 5,699,315 and 12,240,463 shares as of December 31, 2022 and 2023, respectively)	(377,988)	(53,238)	(217,920)
Accumulated deficit	(9,163,134)	(1,290,600)	(9,006,884)
Accumulated other comprehensive loss	(16,825)	(2,370)	(25,708)
TOTAL SHAREHOLDERS' EQUITY	3,711,461	522,749	3,881,672
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	5,493,079	773,685	5,048,755
Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares value	609	86	609
Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares value	305	43	305
Common Class C
SHAREHOLDERS' EQUITY
Ordinary shares value	¥ 7	$ 1	¥ 7